Property Plant and Equipment - Additional Information (Detail) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant, and Equipment Disclosure [Line Items]
Assets	2,778,237	1,282,307
Depreciation expenses	50,382	37,988
Contribution received	6,341	3,968
Liberty utilities wrote down from facilities' assets		1,058
Renewable Energy
Property, Plant, and Equipment Disclosure [Line Items]
Assets	88,198	94,606
Renewable Energy | Capital Lease
Property, Plant, and Equipment Disclosure [Line Items]
Accumulated depreciation	29,584	30,264
Depreciation expenses	2,244	2,302
Equipment
Property, Plant, and Equipment Disclosure [Line Items]
Assets	4,227	4,227
Equipment | Capital Lease
Property, Plant, and Equipment Disclosure [Line Items]
Accumulated depreciation	2,348	2,079
Depreciation expenses	269	282
Water & wastewater
Property, Plant, and Equipment Disclosure [Line Items]
Expansion cost, distribution cost	1,000	1,000
Property Plant and Equipment
Property, Plant, and Equipment Disclosure [Line Items]
Asset impairment charge	253	1,370